THE GABELLI ASSET FUND
                        THE GABELLI BLUE CHIP VALUE FUND
                        GABELLI GLOBAL SERIES FUNDS, INC.
                             GABELLI GOLD FUND, INC.
                             THE GABELLI GROWTH FUND
                     GABELLI INTERNATIONAL GROWTH FUND, INC.
                           THE GABELLI UTILITIES FUND
                          THE GABELLI VALUE FUND, INC.
                                 (EACH A "FUND")

                       SUPPLEMENT DATED DECEMBER 31, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2003

THE FOLLOWING IS ADDITIONAL INFORMATION UNDER "PURCHASE OF SHARES," REDEMPTION OF SHARES" AND "EXCHANGE OF SHARES" IN THE FUND'S PROSPECTUS RELATING TO CLASS A, CLASS B AND CLASS C SHARES.

Your broker may charge you a processing fee for assisting you in purchasing or redeeming shares of the Fund. This charge is set by your broker and does not benefit the Fund or the Adviser in any way. It is in addition to the sales charges and other costs described in this prospectus and must be disclosed to you by your broker.

Dated: December 31, 2003